Financial Instruments - Fair Value of Financial Instruments and Other Non-Financial Assets (Footnote) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Accrued interest expense	$ 3,000	$ 15,800
BG Joint Venture | Supply Commitment
Derivatives, Fair Value [Line Items]
Discount rate	8.00%	8.00%
Level 3 | Fair Value Asset (Liability)
Derivatives, Fair Value [Line Items]
Long-term receivable included in other assets	$ 5,004	$ 10,944
Level 3 | BG Joint Venture | Supply Commitment | Fair Value Asset (Liability)
Derivatives, Fair Value [Line Items]
Long-term receivable included in other assets	$ 5,000	$ 10,900